Capital commitments (Tables)	6 Months Ended
Jun. 30, 2023
Contractual Capital Commitments [Abstract]
Summary of capital commitments

	As at	As at	As at
	Jun	Jun	Dec
	2023	2022	2022
US Dollar million	Unaudited	Unaudited	Audited

Orders placed and outstanding on capital contracts at the prevailing rate of exchange	180	246	178